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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
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                                 FORM 12b-25

                          NOTIFICATION OF LATE FILING

                                   1-9601
                          (Commission File Number)

(Check one): Form 10-K | | Form 20-F | | Form 11-K | | Form 10-Q |X|
               Form 10-D | | Form N-SAR | | Form N-CSR | |

         For Period Ended:  SEPTEMBER 30, 2007

         | |  Transition Report on Form 10-K
         | |  Transition Report on Form 20-F
         | |  Transition Report on Form 11-K
         | |  Transition Report on Form 10-Q
         | |  Transition Report on Form N-SAR
         For the Transition Period Ended: _________________________


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NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS
VERIFIED ANY INFORMATION CONTAINED HEREIN.

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If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

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PART I -- REGISTRANT INFORMATION

                  K-V PHARMACEUTICAL COMPANY
                           Full Name of Registrant

                       Former Name if Applicable: N/A

                            2503 SOUTH HANLEY ROAD
           Address of Principal Executive Office (Street and Number)

                             ST. LOUIS, MO 63144
                             City, State and Zip Code


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PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

         a) The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

         b) The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

         c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

On October 11, 2007, the Company's Board of Directors unanimously accepted a final report on the previously submitted findings on the internal investigation of the Company's historical stock option grant practices. The investigation was conducted by a Special Committee of independent board members appointed by the Company's Board of Directors with the assistance of independent legal counsel and forensic accounting experts engaged by the Special Committee.

On October 12, 2007, we filed a Current Report on Form 8-K announcing that the Special Committee had completed its investigation. The investigation concluded that no employee, officer or director of the Company engaged in any intentional wrongdoing or was aware that their policies and procedures for granting and accounting for stock options were materially non-compliant with U.S. generally accepted accounting principles ("GAAP"). The investigation also found no intentional violation of law or accounting rules with respect to the Company's historical stock option granting practices. Further, the Special Committee found that the Company's stock option granting and accounting practices since April 2, 2006 have been appropriate.

As previously reported in the Current Report on Form 8-K filed on October 12, 2007, the Company concluded that it will be necessary to restate its consolidated financial statements for the fiscal years 1996 through 2006 to record additional non-cash stock based compensation expense. In addition, the Company will restate its financial statements and amend its previously filed Form 10-Q for the quarter ended June 30, 2006. The restatement will also include additional payroll taxes and penalties for fiscal 2004, 2005 and 2006 associated with the previously mentioned stock based compensation expense.

Unrelated to the stock options matter outlined above, additional income tax expense will also be included in the restatement of the Company's consolidated financial statements for the fiscal periods from 2004 through 2006. The additional expense represents an increase in liabilities for tax positions taken in previous years, partially offset by certain expected tax refunds.


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Due to the time required to complete the restatement of the Company's financial statements for the periods described above, the Company was not able to file its Quarterly Report on Form 10-Q for the quarter ended September 30, 2007 by the required filing date or by the fifth calendar day following the prescribed due date according to Rule 12b-25.

PART IV -- OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification:

  RICHARD H. CHIBNALL                            (314) 645-6600
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       (Name)                                   (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

[ ] Yes  [X] No

10-Q for the three and six months ended September 30, 2006
10-Q for the three and nine months ended December 31, 2006
10-K for the year ended March 31, 2007
10-Q for the three months ended June 30, 2007

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof? [X] Yes [ ] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

On November 19, 2007, the Company issued a press release announcing preliminary financial results for the quarter and six months ended September 30, 2007. All financial data presented herein is preliminary and subject to change until completion of our consolidated financial statements for all such periods, which is dependent on the completion of our previously announced restatement of the Company's financial statements for fiscal years 1996 through 2006 and the quarter ended June 30, 2006, as well as the completion of the Company's consolidated financial statements for September 30 and December 31, 2006 and the fiscal year ended March 31, 2007.

Net revenues for the second quarter increased 61% to $175.4 million, compared to $108.8 million for the second quarter of fiscal 2007, with the Company's ETHEX generic/non-branded subsidiary reporting net revenue growth of 102% to $118.4 million. The Company's branded subsidiary, Ther-Rx, also reported net revenue growth of 13% to $52.1 million for the quarter. Gross margin for the branded business was 90.7% for the second quarter of fiscal 2008, compared to 88.8% for the second quarter of fiscal 2007.

The improvement in net revenues was due to the July 2007 launch of the Company's generic alternative to the 100 mg and 200 mg strengths of AstraZeneca's Toprol-XL(R), Metoprolol


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Succinate Extended Release Tablets and to continued growth of higher margin branded products in the existing product lines. Net revenue contribution from Metoprolol Succinate Extended Release Tablets during the second quarter of fiscal 2008, which included launch quantities, was $50.4 million.

Consolidated gross profit margin for the second quarter was 74.2%, compared with 63.8% in the year ago period. Net income for the quarter was $41.4 million, or $0.71 diluted earnings per Class A share.

Net revenues for the fiscal 2008 six-month period improved 40% to $290.4 million, compared to $207.2 million for the first six months of fiscal 2007, as both of the Company's principal subsidiaries, ETHEX Corporation and Ther-Rx Corporation, experienced growth in net revenues of 67% and 14%, respectively.

During the first six months of fiscal 2008, the Company's consolidated gross margin was 70.8%, compared to 64.7% for the corresponding period of fiscal 2007. Gross margin for the branded business remained strong at 89.2% for the first six months of the current fiscal year, compared to 88.5% for the first six months of fiscal 2007. ETHEX Corporation, with the contribution from Metoprolol Succinate Extended Release Tablets launched in July 2007, reported a gross margin of 65.7% in the current year period compared to 56.6% during the first six months of fiscal 2007. Net income for the first six months of fiscal 2008 was $48.4 million, or $0.84 diluted earnings per Class A share.



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K-V PHARMACEUTICAL COMPANY
         (Name of Registrant as Specified in Charter)


has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.



Date: November 27, 2007

By: /s/ Richard H. Chibnall
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Richard H. Chibnall
Vice President, Finance and Principal Accounting Officer